Investments - Purchase Credit Impaired (PCI) Investments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fixed maturity securities
Contractually required payments	$ 7,761	$ 7,291
Less: Cash flows expected to be collected	(5,285)	(4,986)
Non-accretable difference	2,476	2,305
Cash flows expected to be collected	5,285	4,986
Less: Amortized cost	(3,892)	(3,673)
Accretable difference	1,393	1,313	$ 1,330
Fair value	4,029	3,647
Mortgage loans
Contractually required payments	424
Less: Cash flows expected to be collected	(286)
Non-accretable difference	138
Cash flows expected to be collected	286
Less: Amortized cost	(220)
Accretable difference	66	$ 0
Fair value	$ 221